Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Aug. 06, 2018
Organization and Principal Activities (Details) [Line Items]
Organization and principal activities, description	According to the Exclusive Option Agreement, the purchase price to be paid by the Company to each shareholder of the Puyi Bohui will be the RMB10 or certain other amount permitted by applicable PRC Law at the time when such share transfer occurs. The Exclusive Option Agreement became effective on September 6, 2018 and will remain effective permanently.
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Investable assets		¥ 30
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Investable assets		¥ 600